Annual Operating Expenses - FidelityNewMarketsIncomeFund-RetailPRO - FidelityNewMarketsIncomeFund-RetailPRO - Fidelity New Markets Income Fund - Fidelity New Markets Income Fund	Mar. 01, 2023
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.82%